Stockholders' Equity (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Stockholders' deficit:
Share-based compensation expense	$ 206,896	$ 260,149	$ 959,585	$ 1,682,063